Income taxes (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017		Jul. 31, 2018	Jul. 31, 2017
Disclosure Of Income Tax [Abstract]
Current period research and development tax (expense) / credit receivable on qualifying expenditure	£ (1,036)	£ 1,369		£ 0	£ 2,588
Tax expense related to the US operations	(20)	(86)		(110)	(102)
Total current tax	(1,056)	1,283		(110)	2,486
Release of temporary difference relating to intangible asset	565	0		565	0
Total deferred tax	565	0		565	0
Total tax (expense) / credit for the period	£ (491)	£ 1,283	[1]	£ 455	£ 2,486	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’